Segment Reporting (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Segment Reporting (Details) [Line Items]
Non-current assets (in Rand)	R 140.0	R 113.0
Contribute excess percentage	10.00%	10.00%	10.00%
South Africa [Member]
Segment Reporting (Details) [Line Items]
Segments	Prior to the financial year ended February 28, 2022, the Group was organized into geographical business units and had four reportable segments by geography.